BANK BORROWINGS (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	May 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)
Bank Borrowings
Amount matured			$ 4,001	$ 709	$ 783
East West Bank
Bank Borrowings
Maximum borrowing									$ 10,000
Amount outstanding						$ 3,000
China CITIC Bank Corporation Limited
Bank Borrowings
Maximum borrowing							$ 3,000	¥ 20.0			$ 1,500	¥ 10.0
Amount outstanding					$ 800		$ 1,000	¥ 6.7		¥ 5.4
Interest rate	3.72%	3.72%			3.35%		3.98%	3.98%		3.35%
Amount matured	$ 700	¥ 4.6